Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following as of March 31, 2019 and 2018:

	March 31, 2019	March 31, 2018
Machinery and equipment (5-7 year life)	$35,937	$38,971
Mobile consoles (7 year life)	798,667	798,667
Automobiles (3 year life)	18,376	18,376
Furniture and fixtures (3-5 year life)	20,000	20,000
	875,980	876,014
Accumulated depreciation	(775,061)	(662,493)
Total	$97,919	$213,521